Segment Reporting (Details) - Schedule of operating segments - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting Information [Line Items]
Revenue	$ 3,600,297	$ 6,430,516
Commissions		762,061
Compensation		1,486,160
Commissions and fees	1,189,243
Compensation and benefits	2,383,547
Occupancy	347,660	323,224
Communication and technology	947,292	469,662
General and administrative	630,059	292,788
Crypto currencies	219,662
Professional fees	990,011	153,853
Service fees	2,474,122	231,785
Interest	942,264	79,343
Depreciation	279,680	21,992
Marketing	553,758	199,948
Payment service charge	292,630
Other operating expenses	19,474	32,502
Total operating expenses	11,269,402	4,053,318
Income (loss) from operations	(7,669,105)	2,377,198
Total segment assets	86,517,677	15,070,603
Futures and Securities Brokerage Services [Member]
Segment Reporting Information [Line Items]
Revenue	1,212,222	617,242
Commissions		387,439
Compensation		607,139
Commissions and fees	814,295
Compensation and benefits	594,038
Occupancy		3,119
Communication and technology	224,232	208,672
General and administrative	40,133	34,396
Crypto currencies
Professional fees	773	800
Service fees
Interest
Depreciation	1,476	10,484
Marketing	1,010	222
Payment service charge
Other operating expenses	1,526	3,847
Total operating expenses	1,677,483	1,256,118
Income (loss) from operations	(465,261)	(638,876)
Total segment assets	4,412,577	3,793,041
Insurance Brokerage Services [Member]
Segment Reporting Information [Line Items]
Revenue	295,340	638,574
Commissions		315,083
Compensation		135,312
Commissions and fees	84,902
Compensation and benefits	135,183
Occupancy	119,301	142,052
Communication and technology	3,126	2,393
General and administrative	21,225	24,502
Crypto currencies
Professional fees
Service fees
Interest
Depreciation
Marketing		222
Payment service charge
Other operating expenses
Total operating expenses	363,737	619,564
Income (loss) from operations	(68,397)	19,010
Total segment assets	182,524	214,252
Market Making (Cfd) Trading and Other [Member]
Segment Reporting Information [Line Items]
Revenue	2,949,525	5,126,239
Commissions		59,539
Compensation
Commissions and fees	290,046
Compensation and benefits
Occupancy	4,200	3,600
Communication and technology	563,526	257,311
General and administrative	164,709	105,853
Crypto currencies
Professional fees	190,128	112,506
Service fees	2,311,018	119,379
Interest	109,268	4,989
Depreciation	266,666
Marketing	55,000	105,013
Payment service charge	292,630
Other operating expenses		19,309
Total operating expenses	4,247,191	787,499
Income (loss) from operations	(1,297,666)	4,338,740
Total segment assets	63,259,609	7,987,408
Other [Member]
Segment Reporting Information [Line Items]
Revenue	(856,790)	48,461
Commissions
Compensation		743,709
Commissions and fees
Compensation and benefits	1,654,326
Occupancy	224,159	174,453
Communication and technology	156,408	1,286
General and administrative	403,992	128,037
Crypto currencies	219,662
Professional fees	799,110	40,547
Service fees	163,104	112,406
Interest	832,996	74,354
Depreciation	11,538	11,508
Marketing	497,748	94,491
Payment service charge
Other operating expenses	17,948	9,346
Total operating expenses	4,980,991	1,390,137
Income (loss) from operations	(5,837,781)	(1,341,676)
Total segment assets	$ 18,662,967	$ 3,075,902